Operating Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating Leases

6. OPERATING LEASE

The Company leases its offices under non-cancelable operating lease agreements. These leases expire through 2025 and are renewable upon negotiation.

The operating lease right-of-use assets and the operating lease liabilities as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	US$	US$
Operating lease right-of-use assets	857,474	1,950,364

Operating lease liabilities, current	472,734	858,452
Operating lease liabilities, non-current	195,596	744,612
Total operating lease liabilities	668,330	1,603,064

Cash paid for amounts included in the measurement of operating lease liabilities for the year ended December 31, 2021 and 2022 was US$720,610 and US$1,075,939, respectively.

The operating lease cost and short-term lease cost for the year ended December 31, 2021 and 2022 were as follows:

	For the Year Ended December 31,
	2021	2022
	US$	US$
Operating lease cost	971,854	908,008
Short-term lease cost	425,129	1,032,818
Total lease cost	1,396,983	1,940,826

The weighted average remaining lease term as of December 31, 2022 was 2.32 years, and the weighted average discount rate of the operating leases was 4.5%.

Maturities of operating lease liabilities as of December 31, 2022 were as follows:

December 31, 2022
US$
2023	879,972
2024	718,770
2025 and thereafter	84,292
Total undiscounted lease payments	1,683,034
Less: imputed interest	(79,970)
Total operating lease liabilities	1,603,064

As of December 31, 2021 and 2022, the Group had US$350,118 and US$234,841 of short-term lease commitments under non-cancellable operating leases, respectively.